Note 14 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
(Dollars in thousands)	December 31,
	2014	2013
Balance, beginning of year	$1,680	$1,380
New loans	-	395
Repayments	(94)	(95)

Balance, end of year	$1,586	$1,680